UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


        Read instructions at end of Form before preparing
        Form.  Please print or type.

1.	Name and address of issuer:

	Buffalo USA Global Fund, Inc.
	BMA Tower
        700 Karnes Blvd.
	Kansas City, MO 64108-3306

2.	The name of each series or class of securities for
        which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):       [x]

3.	Investment Company Act File Number:  811-8896

	Securities Act File Number:  33-87146

4(a).	Last day of fiscal year for which this Form is filed:

	March 31, 1998

4(b).	[ ]	Check box if this Form is being filed late
                (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
                A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer
                will be filing this Form.

5.	Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                               $26,868,622

        (ii)    Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                                $15,559,371

        (iii)   Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending
                no earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                               $     0.00

        (iv)    Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                   -$15,559,371

        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                $11,309,251

___________________________________________________________

        (vi)    Redemption credits available                        $(0.00)
                for use in future years - if
                Item 5(i) is less than Item 5
        (iv)    [subtract Item 5(iv)from
                Item 5(i)]:
___________________________________________________________

       (vii)    Multiplier for determining regis-
		tration fee
                (See Instruction C.9):                          x   .000295

       (viii)   Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if
                no fee is due):                                 =$ 3,336.23

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D):

                                                                +$     0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$ 3,336.23

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        June 17, 1998

	Method of Delivery:

		[x]	Wire Transfer
		[ ]	Mail or other means

                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By	(Signature and Title)*	/s/P. Bradley Adams
			Name:	P. Bradley Adams
			Title:	Vice President
				& Treasurer

	Date:	June 16, 1998

     *Please print the name and title of the signing officer below the signature.